SCHEDULE OF REVENUES WITHIN GEOGRAPHIC AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUES	$ 674	$ 370	$ 977	$ 372	$ 665	$ 387
UNITED STATES
REVENUES					553	273
UNITED KINGDOM
REVENUES					65	48
ISRAEL
REVENUES						19
Other [Member]
REVENUES					$ 47	$ 47